UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  28-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     212.621.8771

Signature, Place, and Date of Signing:

     Eamon Smith     New York, New York     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $238,657 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106     5890    37500 SH       SOLE                    37500
AMERISTAR CASINOS INC          COM              03070Q101     6568   376400 SH       SOLE                   376400
BELO CORP                      COM SER A        080555105     6196   999300 SH       SOLE                   999300
BOYD GAMING CORP               COM              103304101     5075   700000 SH       SOLE                   700000
CHANGYOU COM LTD               ADS REP CL A     15911M107     8346   303500 SH       SOLE                   303500
CHINACACHE INTERNATIONAL HDGS  ADR              1695PM107      104     7500 SH       SOLE                     7500
CLEARWIRE CORP NEW             CL A             18538Q105     5454   674200 SH       SOLE                   674200
COINSTAR INC                   COM              19259P300     6694   155700 SH       SOLE                   155700
COMVERSE TECHNOLOGY INC        COM              205862402     5586   830000 SH       SOLE                   830000
DISCOVERY COMMUNICATNS NEW     COM SER C        25470F302     7481   195900 SH       SOLE                   195900
ENTERCOM COMMUNICATIONS CORP   CL A             293639100     2476   315000 SH       SOLE                   315000
EQUINIX INC                    COM NEW          29444U502     5118    50000 SH       SOLE                    50000
EXPEDIA INC DEL                COM              30212P105      285    10100 SH       SOLE                    10100
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    12927   533000 SH       SOLE                   533000
GSI COMMERCE INC               COM              36238G102     6387   258600 SH       SOLE                   258600
INFORMATION SERVICES GROUP I   COM              45675Y104     7742  4325400 SH       SOLE                  4325400
INFORMATION SERVICES GROUP I   *W EXP 01/31/201 45675Y112       12  3979300 SH       SOLE                  3979300
LAMAR ADVERTISING CO           CL A             512815101    10252   322200 SH       SOLE                   322200
LEAP WIRELESS INTL INC         COM NEW          521863308     5139   416100 SH       SOLE                   416100
MEDIAMIND TECHNOLOGIES INC     COM              58449C100     9260   671000 SH       SOLE                   671000
METROPCS COMMUNICATIONS INC    COM              591708102    10925  1044500 SH       SOLE                  1044500
MGM RESORTS INTERNATIONAL      COM              552953101     8818   781700 SH       SOLE                   781700
MOVE INC COM                   COM              62458M108    33953 15225672 SH       SOLE                 15225672
NII HLDGS INC                  CL B NEW         62913F201     7110   173000 SH       SOLE                   173000
PINNACLE ENTMT INC             COM              723456109     1749   156900 SH       SOLE                   156900
RACKSPACE HOSTING INC          COM              750086100     3850   148200 SH       SOLE                   148200
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     7637   242200 SH       SOLE                   242200
SAPIENT CORP                   COM              803062108    11065   924400 SH       SOLE                   924400
SBA COMMUNICATIONS CORP        COM              78388J106     5481   136000 SH       SOLE                   136000
SHANDA GAMES LTD               SP ADR REPTG A   81941U105     1465   273300 SH       SOLE                   273300
SINA CORP                      ORD              G81477104     2236    44200 SH       SOLE                    44200
SOHU COM INC                   COM              83408W103     7491   130000 SH       SOLE                   130000
SYKES ENTERPRISES INC          COM              871237103     1358   100000 SH       SOLE                   100000
VALASSIS COMMUNICATIONS INC    COM              918866104     8835   260700 SH       SOLE                   260700
VONAGE HLDGS CORP              COM              92886T201     9692  3800600 SH       SOLE                  3800600